CONDENSED CONSOLIDATED INTERIM STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)		6 Months Ended
		Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
CONDENSED CONSOLIDATED INTERIM STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
Revenue		$ 6,374,269	¥ 45,256,672	¥ 45,559,591
Cost of revenue		4,669,211	33,150,930	32,427,772
Gross profit		1,705,058	12,105,742	13,131,819
Selling and distribution expenses		640,448	4,547,115	4,021,899
General and administrative expenses		3,104,557	22,042,042	26,212,540
Allowance for (net recovery of) credit losses		218,787	1,553,364	(7,141,708)
Research and development expenses		952,871	6,765,287	5,109,302
Operating expenses		4,916,663	34,907,808	28,202,033
Loss from operations		(3,211,605)	(22,802,066)	(15,070,214)
Other income (expenses)
Subsidy income		18,511	131,428	85,602
Interest income		1,698,706	12,060,640	5,187,649
Interest expense		(237,086)	(1,683,289)	(169,091)
Loss in fair value changes of warrants liability		(273,412)	(1,941,195)	(20,097,665)
Foreign exchange transaction gain (loss)		(10,710)	(76,040)	42,455
Other income (expenses)		(1,225,550)	(8,701,288)	157,753
Other income, net		(29,541)	(209,744)	(14,793,297)
Loss before income tax		(3,241,146)	(23,011,810)	(29,863,511)
Income tax expenses		13,527	96,041	9,180
Net loss		(3,254,673)	(23,107,851)	(29,872,691)
Less: Net loss attributable to non-controlling interests		(78,005)	(553,829)	3,727
Net loss attributable to Recon Technology, Ltd		(3,176,668)	(22,554,022)	(29,876,418)
Comprehensive income (loss)
Net loss		(3,254,673)	(23,107,851)	(29,872,691)
Foreign currency translation adjustment		(649,220)	(4,609,399)	9,663,701
Comprehensive loss		(3,903,893)	(27,717,250)	(20,208,990)
Less: Comprehensive Income (loss) attributable to non- controlling interests		(78,005)	(553,829)	3,727
Comprehensive loss attributable to Recon Technology, Ltd		$ (3,825,888)	¥ (27,163,421)	¥ (20,212,717)
Loss per share - basic | (per share)		$ (1.16)	¥ (8.27)	¥ (15.46)	[1]
Loss per share - diluted | (per share)		$ (1.16)	¥ (8.27)	¥ (15.46)
Weighted - average shares - basic	[1]	2,728,056	2,728,056	1,932,544
Weighted - average shares - diluted		2,728,056	2,728,056	1,932,544

[1]	*Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.